Prepaid Expenses And Other Asset (Details Narrative) - The Crypto Company, Inc. [Member] - USD ($)		3 Months Ended
	Mar. 27, 2017	Jun. 07, 2017
Maximum amount funded to settle outstanding liabilities	$ 300,000	$ 107,000
Number of common stock shares sold		11,235,000
Proceeds from sale of common stock		$ 404,150